UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05617

Taiwan Greater China Fund

(Exact name of registrant as specified in charter)

Bank Tower, Room 1001
205 Dun Hua North Road
Taipei 105, Taiwan
Republic of China
(Address of principal executive offices)           (Zip code)

Brown Brothers Harriman and Co.
50 Milk Street
Boston, MA 02109-3661
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-343-9567

Date of fiscal year end: December 31, 2006
Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TAIWAN GREATER CHINA FUND
Schedule of Investments (Unaudited) / March 31, 2006

COMMON STOCK — 100.09%			% of	U.S. Dollar
Automobile — 1.27%			Net Assets	Value
360,030	shs.	China Motor Corp.	0.34	$ 366,025
91,000		Hotai Motor Co., Ltd.	0.18	187,834
152,528		Tong Yang Industry Co., Ltd.	0.18	192,425
285,960		TYC Brother Industrial Co., Ltd.	0.17	186,767
122,000		Yulon Nissan Motor Co., Ltd.	0.40	428,472
				1,361,523
Cement — 2.17%
1,363,297		Asia Cement Corporation	0.89	957,599
1,783,454		Taiwan Cement Corp.	1.28	1,373,599
				2,331,198
Chemicals — 0.88%
784,000		Eternal Chemical Co., Ltd.	0.88	941,974

Communications Equipment — 1.36%
704,522		D-Link Corp.	0.69	743,384
431,673		Zyxel Communications Corp.	0.67	722,126
				1,465,510
Computer Peripherals/ODM — 10.14%
2,665,337		BenQ Corp.	2.06	2,212,937
86,400		High Tech Computer Corp.	2.21	2,363,659
3,051,006		Lite-on Technology Corp.	3.95	4,229,741
1,060,000		Mitac International Corp.	1.27	1,358,493
519,976		Premier Image Technology Corp.	0.65	699,239
				10,864,069
Computer Systems & Hardware — 19.66%
699,162		Acer Inc.	1.20	1,285,909
103,578		Advantech Co., Ltd.	0.27	286,870
1,960,600		Asustek Computer Inc.	4.96	5,315,325
945,364		Compal Electronics Inc.	0.90	965,475
1,953,602		Hon Hai Precision Industry Co., Ltd.	11.29	12,097,352
675,380		Quanta Computer Inc.	1.04	1,109,005
				21,059,936
Electrical & Machinery — 1.06%
3,109,837		Walsin Lihwa Corp.	1.06	1,135,309

Electronic Components — 10.40%
133,725		Catcher Technology Co., Ltd.	1.12	1,202,967
396,368		Delta Electronics Inc.	0.86	921,942
531,600		Foxconn Technology Co., Ltd.	3.16	3,381,919
96,470		Largan Precision Co., Ltd.	1.46	1,566,250
91,909		Merry Electronics Co., Ltd.	0.28	294,476
221,000		Radiant Opto-Electronics Corp.	0.51	543,317
234,616		Tripod Technology Corp.	0.71	762,550
1,118,000		Wintek Corp.	1.43	1,532,710
2,419,000	*	Yageo Corp.	0.87	927,819
				11,133,950
TAIWAN GREATER CHINA FUND (continued)
Schedule of Investments (Unaudited) / March 31, 2006
			% of	U.S. Dollar
Flat-Panel Displays — 10.46%			Net Assets	Value
4,517,260	shs.	AU Optronics Corp.	6.34	$ 6,791,303
2,283,322		Chi Mei Optoelectronics Corp.	3.01	3,218,225
3,557,951		Chunghwa Picture Tubes, Ltd.	0.84	905,395
817,795		Quanta Display Inc.	0.27	285,956
				11,200,879
Food — 1.23%
2,158,000		Uni-President Enterprise Corp.	1.23	1,316,360

Glass, Paper & Pulp — 0.43%
380,476		Taiwan Glass Ind. Corp.	0.28	296,556
471,225		Yuen Foong Yu Paper Manufacturing Co., Ltd.	0.15	166,949
				463,505
Plastics — 9.41%
3,048,252		Formosa Chemicals & Fiber Corp.	4.59	4,911,461
1,728,198		Formosa Plastics Corp.	2.52	2,694,029
1,659,475		Nan Ya Plastics Corp.	2.30	2,466,756
				10,072,246
Retailing — 0.41%
205,512		President Chain Store Corp.	0.41	434,330

Rubber — 1.03%
1,505,608		Cheng Shin Rubber Ind. Co., Ltd.	1.03	1,099,306

Semiconductors — 17.03%
1,302,304		Advanced Semiconductor Engineering, Inc.	1.15	1,231,711
227,000		MediaTek Inc.	2.45	2,625,996
133,007		Novatek Microelectronics Corp.	0.88	944,504
762,000		Powerchip Semiconductor Corp.	0.42	446,033
644,959		Siliconware Precision Industries Co., Ltd.	0.78	839,493
4,258,832		Taiwan Semiconductor Manufacturing Co., td.	7.87	8,423,328
5,906,011		United Microelectronics Corp.	3.48	3,729,978
				18,241,043
Steel — 5.31%
6,068,323		China Steel Corp.	5.31	5,683,298

Textiles — 0.52%
787,996		Far Eastern Textile Ltd.	0.52	552,285

Transportation — 2.29%
733,947		China Airlines Ltd.	0.30	322,209
673,471		Eva Airways Corp.	0.24	255,201
1,158,380		Evergreen Marine Corp. (Taiwan) Ltd.	0.68	724,445
428,248		Wan Hai Lines Ltd.	0.25	265,185
1,447,227		Yang Ming Marine Transport Corp.	0.82	882,795
				2,449,835

TAIWAN GREATER CHINA FUND (continued)
Schedule of Investments (Unaudited) / March 31, 2006
			% of	U.S. Dollar
Other — 5.03%			Net Assets	Value
869,000	shs.	Giant Manufacturing Co., Ltd.	1.49	$ 1,590,246
176,000		Johnson Health Tech Co., Ltd.	0.82	881,098
336,000		Merida Industry Co., Ltd.	0.21	219,449
421,864		Nien Made Enterprise Co., Ltd.	0.49	527,013
2,321,193		Pou Chen Corp.	1.55	1,662,618
464,800		Taiwan Fu Hsing Industrial Co., Ltd.	0.47	501,894
				5,382,318

TOTAL COMMON STOCK (COST $94,665,821)				107,188,874

SHORT-TERM SECURITIES — 0.34%
Time Deposit — 0.34%
Wells Fargo (Grand Cayman), 4.25%, Due 04/03/06			0.34	365,194

TOTAL INVESTMENTS IN SECURITIES AT FAIR VALUE			100.43	107,554,068
(COST $95,031,015)

LIABILITIES (NET OF OTHER ASSETS)			(0.43)	(459,293)

NET ASSETS			100.00	$ 107,094,775

At March 31, 2006, the cost of investments, excluding short-term investments, for U.S. federal income tax purposes was approximately equal to the cost of such investments for financial reporting purposes. At March 31, 2006, the unrealized appreciation of $12,523,053 for financial reporting purposes consisted of $20,344,454 of gross unrealized appreciation and $7,821,401 of gross unrealized depreciation.

* Non-income producing: This stock did not pay a cash dividend during the past year.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as of a date within 90 days of the filing date of this report based on their evaluation of such disclosure controls and procedures as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended:

See Exhibit 99.Cert attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Taiwan Greater China Fund

By: /s/ Steven R. Champion
Name: Steven R. Champion
Title: Chief Executive Officer and President

Date: May 12, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Steven R. Champion
Name: Steven R. Champion
Title: Chief Executive Officer and President

By: /s/ Cheryl Chang
Name: Cheryl Chang
Title: Chief Financial Officer

Date: May 12, 2006